SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE CAPITAL

	Number of shares
	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	800,000,000,000	38,364,447	500,000,000	1
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

SCHEDULE OF SHARE OPTION GRANTED

	Six months period ended June 30, 2023
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	1,251	2.01
Granted	790	3.47
Exercised	(7)	1.39
Expired	-	-

Outstanding at June 30, 2023	2,034	2.58
Exercisable options at June 30, 2023	1,825	2.48

	Six months period ended June 30, 2022
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	3,346	2.02
Granted	989	2.86
Exercised	-
Expired	(375)	2.16

Outstanding at June 30, 2022	3,960	2.21
Exercisable options at June 30, 2022	2,703	2.33

SCHEDULE OF OPTIONS TO EMPLOYEES AND SERVICE PROVIDERS OUTSTANDING

The options to employees and service providers outstanding as of June 30, 2023, are comprised, as follows:

Exercise price (US$)	Outstanding as of June 30, 2023 (in thousands)	Weighted average remaining contractual term	Exercisable as of June 30, 2023 (in thousands)	Weighted average remaining contractual term
		(years)		(years)
0.84-1.39	845	1.18	845	1.18
1.81-2.51	335	2.59	335	2.59
3.57-4.0	707	4.89	498	4.86
4.18	10	1.74	10	1.74
4.87	137	3.51	137	3.51
	2,034		1,825

Restricted share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE OPTION GRANTED

	Six months period ended June 30, 2023 (in thousands)	Six months period ended June 30, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	4,334	-
Vested	(945)	-

Outstanding at June 30, 2023	3,389	-